Contracts in Progress - Schedule of Contracts in Progress Information (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Expenditures to date on uncompleted contracts	$ 2,836,714	$ 4,699,855	$ 5,870,664
Estimated earnings thereon	898,513	1,409,060	1,760,940
Total expenditure and estimated earnings	3,735,227	6,108,915	7,631,604
Less billings to date	(3,095,863)	(5,168,782)	(7,162,505)
Contracts in progress, gross	639,364	940,133	469,099
Plus under billings remaining on contracts 100% complete	209,820	206,213	69,258
Total	$ 429,544	$ 1,146,346	$ 538,357